SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash Equivalents, at Carrying Value (in Dollars)	$ 0		$ 0	$ 0
Cash, FDIC Insured Amount (in Dollars)	250,000		250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	57,744,955	50,679,673	56,852,098	47,532,822
Deposit Liability, Current (in Dollars)	0		0	9,835
Derivative, Loss on Derivative (in Dollars)	111,026		204,114
Goodwill, Impairment Loss (in Dollars)			$ 5,341
Building [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	18 years		18 years
Building [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	28 years		28 years
Machinery and Equipment [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Machinery and Equipment [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years		10 years
Vehicles [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Vehicles [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	158.00%		158.00%
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	165.00%		165.00%